EQUITY - Initial Public Offering (Details) - USD ($)						12 Months Ended
	Apr. 29, 2019	Feb. 28, 2019	Nov. 02, 2018	Aug. 21, 2018	Jan. 05, 2015	Jul. 31, 2019	Jul. 31, 2018
EQUITY
Shares issued (in shares)		35,000,000	49,950,000	50,000	50,000,000
Net proceeds from initial public offering						$ 8,772,754
Ordinary shares, Issued						37,074,672	35,000,000
Statutory reserve						$ 355,912	$ 278,836
IPO
EQUITY
Shares issued (in shares)	2,074,672
Public offering price	$ 5.00
Gross proceeds	$ 10,400,000
Net proceeds from initial public offering	$ 8,800,000